Financial assets measured at fair value through OCI (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Debt instruments
Government and government agencies	[1]	$ 8,155	$ 6,162
of which: USA	[1]	7,727	5,814
Banks	[1]	103	178
Corporates and other	[1]	0	4
Total financial assets measured at fair value through other comprehensive income	[1]	8,258	6,345
Unrealized gains - before tax	[1]	204	41
Unrealized (losses) - before tax	[1]	(4)	(25)
Net unrealized gains / (losses) - before tax	[1]	200	16
Net unrealized gains / (losses) - after tax	[1]	151	15
UBS AG
Debt instruments
Government and government agencies	[1]	8,155	6,162
of which: USA	[1]	7,727	5,814
Banks	[1]	103	178
Corporates and other	[1]	0	4
Total financial assets measured at fair value through other comprehensive income	[1]	8,258	6,345
Unrealized gains - before tax	[1]	204	41
Unrealized (losses) - before tax	[1]	(4)	(25)
Net unrealized gains / (losses) - before tax	[1]	200	16
Net unrealized gains / (losses) - after tax	[1]	$ 151	$ 15

[1]	Refer to Note 21c for more information about product type and fair value hierarchy categorization. Refer also to Note 9 and Note 20 for more information about expected credit loss measurement.